Income Taxes - Schedule of Information About Unused Tax Losses Carryforwards (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 32,445,130	$ 28,697,671
2011 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 2,904,785
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2021
2012 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 11,042,933
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 ~ 2022
2013 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 1,747,050
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2022 ~ 2023
2014 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 2,347,376
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2023 ~ 2024
2015 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 2,159,621
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2025
2016 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 4,259,267
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2026
2017 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 2,314,089
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 ~ 2026
2018 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 1,279,958
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2023 ~ 2028
2019 estimated Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [line items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 4,390,051
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2023 ~ 2029